CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	¥ 11,809,125	$ 1,663,280	¥ (2,032,348)	¥ (321,455)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	1,805,001	254,229	1,213,855	590,397
Share-based compensation expenses	2,378,689	335,031	2,053,165	1,101,356
Foreign exchange loss	14,893	2,098	2,887	46,593
Interest and investment loss/(income)	(255,456)	(35,980)	9,438	13,797
Interest expense	18,470	2,601	29,627	60,628
Share of loss of equity method investees	9,527	1,342	10,449	83
Impairment loss related to property, plant and equipment	0	0	0	27,388
Inventory write-downs and losses on purchase commitments relating to inventory and loss on inventory obsolescence	236,740	33,344	1,127,332	62,031
Allowance for credit losses	(1,079)	(152)	2,910	6,415
Deferred income tax, net	(1,803,587)	(254,030)	(128,338)	168,643
Loss/(Gain) on disposal of property, plant and equipment	(130,978)	(18,448)	55,880	19,843
Changes in operating assets and liabilities:
Prepayments and other current assets	(2,369,287)	(333,704)	(1,172,064)	(99,421)
Inventories	(1,247,945)	(175,769)	(5,920,182)	(611,557)
Operating lease right-of-use assets	(2,161,408)	(304,428)	(766,681)	(675,322)
Operating lease liabilities	2,181,577	307,269	799,750	695,940
Other non-current assets	363,724	51,229	(745,320)	(633,307)
Trade receivable	(95,100)	(13,394)	72,211	(5,459)
Deferred revenue	1,186,929	167,175	5,020	287,577
Trade and notes payable	31,845,612	4,485,361	10,593,584	6,162,009
Amounts due to related parties	3,417	481	(30,266)	(11,751)
Accruals and other current liabilities	5,285,964	744,512	1,166,947	932,119
Other non-current liabilities	1,618,693	227,986	1,032,410	523,838
Net cash provided by operating activities	50,693,521	7,140,033	7,380,266	8,340,385
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(6,507,190)	(916,520)	(5,127,899)	(3,444,573)
Disposal of property, plant and equipment	284,000	40,001	4,528	38
Purchase of long-term investments	(198,213)	(27,918)	(713,775)	0
Placement of time deposits	(19,107,879)	(2,691,288)	(679,486)	(1,308,296)
Redemption of time deposits	9,201,713	1,296,034	514,242	1,630,773
Placement of short-term investments	(14,820,000)	(2,087,353)	(58,268,079)	(220,850,351)
Redemption of short-term investments	31,135,501	4,385,344	59,953,714	220,345,863
Placement of long-term financial instruments	0	0	(50,000)	0
Net cash used in investing activities	(12,068)	(1,700)	(4,364,661)	(4,257,244)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from share issuance through the ATM Offering, net of issuance cost	1,174,319	165,399	2,462,300	0
Proceeds from exercise of share options and vesting of RSUs	11,953	1,684	6,728	1,139
Proceeds from borrowings	1,750,194	246,510	3,741,482	600,000
Repayment of borrowings	(2,751,081)	(387,482)	(661,118)	0
Repayment of unsecured corporate loan	0	0	0	(429,692)
Proceeds from issuance of convertible debt	0	0	0	5,533,238
Capital injection from noncontrolling interest	0	0	90,000	0
Proceeds from HK IPO, net of issuance cost	0	0	0	11,004,778
Proceeds from issuance of ordinary shares	0	0	0	70
Net cash provided by financing activities	185,385	26,111	5,639,392	16,709,533
Effects of exchange rate changes on cash, cash equivalents and restricted cash	44,513	6,270	1,270,097	(472,129)
Net increase in cash, cash equivalents and restricted cash	50,911,351	7,170,714	9,925,094	20,320,545
Cash, cash equivalents and restricted cash at beginning of the year	40,418,158	5,692,778	30,493,064	10,172,519
Cash, cash equivalents and restricted cash at end of the year	91,329,509	12,863,492	40,418,158	30,493,064
Supplemental schedule of non-cash investing and financing activities
Payable related to acquisition of Chongqing Zhizao	0	0	0	(2,000)
Property, plant and equipment and other assets related to capital injection by noncontrolling interest shareholders	0	0	228,668	0
Supplemental Disclosures
Cash paid for interest, net of amounts capitalized	(41,469)	(5,841)	(87,935)	(10,173)
Cash paid for income tax	(58,645)	(8,260)	(1,331)	0
Changzhou Chehejin
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid related to acquisition, net of cash acquired	0	0	0	(563,118)
Chongqing Zhizao
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid related to acquisition, net of cash acquired	0	0	0	(67,580)
Changzhou Huixiang
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid related to acquisition, net of cash acquired	¥ 0	$ 0	¥ 2,094	¥ 0